Vanguard Extended Duration Treasury Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(12.97%)	(9.00%)	(2.30%)
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	(13.74%)	(9.13%)	(2.39%)
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(15.24%)	(10.37%)	(3.75%)
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(8.08%)	(6.81%)	(2.04%)
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	(17.20%)	(9.85%)	(2.77%)